Accrued Expenses and Accrued Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

As of March 31, 2020, and December 31, 2019, accrued expenses consist of the following:

	March 31,	December 31,
	2020	2019
Accrued compensation costs	$213,458	$151,858
Accrued professional fees	121,310	141,310
Accrued franchise taxes	28,536	30,270
Other accrued expenses	-	10,000
Accrued expenses	$363,304	$333,438

As of December 31, 2019 and 2018, accrued expenses consist of the following:

	December 31,
	2019	2018
Accrued compensation costs	$151,858	$288,549
Accrued professional fees	141,310	55,300
Deferred rent	-	22,473
Accrued franchise taxes	30,270	26,985
Accrued research and development	-	17,064
Other accrued expenses	10,000	2,500
Accrued expenses	$333,438	$412,871